Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		₩ 2,558	₩ 15,637
Purchase of material		5	39
Other purchases			14,778
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 286,731	125,909	33,885
Other sales	266	26,451	44,131
Other purchases	165	137	36
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	75,129	61,332	74,034
Other sales	743	30
Purchase of material	19,720	48,764	35,910
Other purchases	40,090	126,060	65,503
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		213	1,156
Other sales		211
Noeul Green Energy Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	6,127	6,059	6,579
Purchase of material	0
Other purchases	1,896	829	1,217
USS-POSCO Industries [member]
Disclosure of transactions between related parties [line items]
Sales			4
Purchase of material			1,835
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales	4,660	47,243	98,330
Other sales		11,432	12,718
Purchase of material	96,179	165,269	416,541
Other purchases		14,399	23,398
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	46,323	42,189	34,895
Purchase of material	33,316	37,509	39,733
Other purchases	5,686	151
BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			10
Purchase of material		5,780	4,222
POS-SEAHSTEELWIRE (TIANJIN) CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	14,673	8,757	11,500
PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Other sales		1,061	772
Purchase of material		28,174	45,841
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	39,887	29,964	30,083
Purchase of material	164	384	353
Sebang Steel [member]
Disclosure of transactions between related parties [line items]
Purchase of material			4,862
DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Purchase of material	9,875	29,189	71,275
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		7	64
Other sales	35,392	71,299	42,010
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	184,606		252,125
Other sales	64,480		53,596
Purchase of material	31,379		31,460
Other purchases	18,505		28,039
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	1,076,083	862,571	982,108
Other sales	206,199	201,969	169,651
Purchase of material	197,272	394,860	720,676
Other purchases	66,526	179,859	135,115
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Sales	65,746	31,068	88,506
Other sales	10	19,530	16,424
Purchase of material	4,347	3,608	4,769
Other purchases	180	701	2,144
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Sales	14,906	104,749	172,133
Purchase of material	2,292	26,863	63,836
Samcheok Blue Power Co.,Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	263,730	220,372	₩ 163,167
Other sales	405
Purchase of material	0
Other purchases	4
PocheonHwado Highway Corp Formerly, Metropolitan Outer Ring Expressway co., ltd [Member]
Disclosure of transactions between related parties [line items]
Sales	62,829	17,631
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	10,736	2,263
Roy Hill Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Other sales	₩ 104,903	22,797
Other Associate And Joint Venture [Member]
Disclosure of transactions between related parties [line items]
Sales		162,257
Other sales		49,158
Purchase of material		49,315
Other purchases		₩ 37,582